Other long-term assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets	$ 9,083	$ 6,657
Prepaid capital asset deposits	0	788
Property lease deposits	310	288
Holdback receivable (note 6)	10,363	10,003
Other investments	609	294
Total	$ 20,365	$ 18,030